FAIR VALUE MEASUREMENTS - Disclosure of contingent consideration from acquisition of sales service centers (Details) - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Jan. 31, 2019
Share price		$ 4.25	$ 10.00
Sales Service Centers [Member]
Planed Offering date		Apr. 30, 2019
Discount rate (from acquisition date to the last settlement date)		15.00%
Offering probability as of December 31, 2018		80.00%
Ordinary shares entitled to receive	4,180